THE MAINSTAY FUNDS
                         High Yield Corporate Bond Fund
                              Strategic Income Fund
                               Tax Free Bond Fund
                            California Tax Free Fund
                             New York Tax Free Fund

                       Supplement dated February 29, 2000
                   to the Prospectus dated September 28, 1999

Mr. Steven Tananbaum is no longer with MacKay Shields LLC and he is no longer a portfolio manager of the High Yield Corporate Bond Fund or the Strategic Income Fund. Mr. Tananbaum's biography, which appears on page 70 of the prospectus, is hereby deleted.

Mr. James Flood is no longer with MacKay Shields LLC and he is no longer a portfolio manager of the Tax Free Bond Fund, the California Tax Free Fund, or the New York Tax Free Fund. Mr. Flood's biography, which appears on page 69 of the prospectus, is hereby deleted.

                                                                MSPS16-02/00 for
                                                                    MSPR08-09/99

                               THE MAINSTAY FUNDS
                              Strategic Value Fund
                         High Yield Corporate Bond Fund

                       Supplement dated February 29, 2000
                   to the Prospectus dated September 28, 1999

Mr. Steven Tananbaum is no longer with MacKay Shields LLC and he is no longer a portfolio manager of the Strategic Value Fund or the High Yield Corporate Bond Fund. Mr. Tananbaum's biography, which appears on page 92 of the prospectus, is hereby deleted.

                                                                MSPS15-02/00 for
                                                                    MSPR07-09/99